SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating leases right-of-use asset	$ 72,915	$ 121,855	$ 129,613
Current operating lease liabilities		66,311	42,747
Non-current operating lease liabilities		40,023	87,287
Total operating lease liabilities		$ 106,334	$ 130,034
Operating Lease, Weighted Average Remaining Lease Term		1 year 9 months 10 days	2 years 10 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent		4.00%	4.00%